COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings and contingencies) (Details) $ in Thousands, € in Millions, ₪ in Millions, $ in Millions					12 Months Ended
	Jan. 15, 2021 EUR (€)	Jan. 15, 2021 USD ($)	Jan. 04, 2018 ILS (₪)	Jan. 04, 2018 USD ($)	Dec. 31, 2022 USD ($) Claim	Dec. 31, 2021 ILS (₪) Claim	Dec. 31, 2021 USD ($) Claim	Dec. 31, 2020 USD ($) Claim	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Apr. 27, 2014 ILS (₪)	Apr. 27, 2014 USD ($)
Loss Contingencies [Line Items]
Number of claims filed | Claim					87,000	73,000	73,000	38,000
Total liability imposed					$ 568		$ 3,283	$ 6,319
Partially received litigation amount						₪ 7.0	2,100
Loss contingency liability, current							22,592			$ 17,595
Loss contingency liability, non-current							20,859			19,572
Non-current insurance receivable							449			0
Settlement amount for claims	€ 7.2	$ 8,900	₪ 9.0	$ 2,557
Terms of extension agreement					5 years
USA [Member]
Loss Contingencies [Line Items]
Insurance receivable										20,000
Canada [Member]
Loss Contingencies [Line Items]
Insurance receivable									$ 20
Health Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | Claim					163
Individual Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | Claim					162
Motion to be recognized as a class action Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | Claim					9
New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Estimate of possible loss											₪ 216.0	$ 56,180
Legal settelments and loss contingencies					$ 597		3,417
Loss contingency liability							42,940			35,980
Loss contingency liability, current							22,081			16,408
Loss contingency liability, non-current							20,859			19,572
Insurance receivable							6,748			7,306
Current insurance receivable							6,299			7,306
Non-current insurance receivable							$ 449			$ 0